SUBSEQUENT EVENTS - General meeting of shareholders (Details) - COP ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 27, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Net income for the period	$ 1,735,360	$ 999,886	$ 723,038	$ 2,541,179
Occasional reserve release at the disposal of the General Meeting of Shareholders	7,711,039
Total Income available for disposal of the General Meeting of Shareholders	$ 9,446,399
Declared dividends information	To distribute a cash profit of Ps. 2.65 per share per month during the months of April 2026 to March 2027, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share, per installment	$ 2.65
Total dividends declared	$ 755,043	$ 655,320	$ 569,843	$ 1,025,718
Total shares outstanding	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754
To Occasional reserve at the disposal of General Meeting of Shareholders	$ 8,691,356